Document and Entity Information	Jun. 06, 2023
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	true
Entity Central Index Key	0001467760
Document Type	8-K/A
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34452
Entity Tax Identification Number	27-0467113
Entity Address, Address Line One	c/o Apollo Global Management, Inc.
Entity Address, Address Line Two	9 West 57th Street
Entity Address, Address Line Three	42nd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ARI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On June 8, 2023, Apollo Commercial Real Estate Finance, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) related to, among other things, the results of the Company’s 2023 Annual Meeting of Stockholders (the “Annual Meeting”) held on June 6, 2023. This Form 8-K/A is being filed solely to supplement the disclosures made under Item 5.07 of the Original Form 8-K to disclose the decision of the Board of Directors of the Company (the “Board of Directors”) with respect to the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers.